RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RECLAMATION PROVISION
Long-term, beginning of year	$ 380,747
Current, beginning of year	5,411
Reclassification from long-term to current, end of year	(12,455)	$ (5,411)
Long-term, end of year	427,346	380,747
Asset retirement obligation
RECLAMATION PROVISION
Long-term, beginning of year	371,132	341,077
Current, beginning of year	3,856	8,609
Current year additions and changes in estimate, net	36,032	45,470
Current year accretion	5,791	7,500
Liabilities settled	(3,839)	(2,315)
Foreign exchange revaluation	15,822	(25,353)
Reclassification from long-term to current, end of year	(9,377)	(3,856)
Long-term, end of year	419,417	371,132
Environmental remediation liability
RECLAMATION PROVISION
Long-term, beginning of year	9,615	4,191
Current, beginning of year	1,555	1,429
Current year additions and changes in estimate, net	2,600	8,285
Liabilities settled	(3,269)	(2,370)
Foreign exchange revaluation	506	(365)
Reclassification from long-term to current, end of year	(3,078)	(1,555)
Long-term, end of year	$ 7,929	$ 9,615
Minimum | Discount rate
RECLAMATION PROVISION
Discount rate used	0.75%	0.79%
Maximum | Discount rate
RECLAMATION PROVISION
Discount rate used	1.86%	2.64%